Non-Current Liabilities - Employee Benefits - Schedule of Non-Current Liabilities Employee Benefits (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Current Liabilities Employee Benefits [Abstract]
Employee benefits	$ 234,133	$ 200,604